Share-Based Payments - Schedule of Old Share Options Held by Key Management Personnel (Details)	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares
Schedule of Old Share Options Held by Key Management Personnel [Abstract]
Weighted average exercise price US$ per share, Balance Beginning	$ 0.0001	$ 0.0001
Number of options, Balance Beginning	690,055	2,879,571
Weighted average exercise price US$ per share, Granted during the year		$ 0.0001
Number of options, Granted during the year		51,419
Weighted average exercise price US$ per share, Forfeited during the year		$ 0.0001
Number of options, Forfeited during the year		(647,602)
Weighted average exercise price US$ per share, Exercised during the year	$ 0.0001	$ 0.0001
Number of options, Exercised during the year	(339,572)	(1,593,333)
Weighted average exercise price US$ per share, Balance Ending	$ 0.0001	$ 0.0001
Number of options, Balance Ending	350,483	690,055